SCHEDULE OF BORROWINGS (Details) (Parenthetical) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022
Debt Instrument, Interest Rate, Stated Percentage	50.00%		50.00%
Seamless Group Inc. [Member] | Ripple Labs Inc [Member]
Line of credit	$ 5,000		$ 5,000
Line of credit, interest rate	12.00%	12.00%
Chief Executive Officer [Member] | Seamless Group Inc. [Member]
Loans	$ 600	$ 4.7	$ 600	$ 4.7
Mr Takis Wong [Member] | Seamless Group Inc. [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%		12.00%
Loans	$ 2,050		$ 2,050
Alexander Kong [Member] | Seamless Group Inc. [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%		12.00%
Alexander Kong [Member] | Seamless Group Inc. [Member] | Loan One [Member]
Loans	$ 1,600	12.3	$ 300	2.5
Alexander Kong [Member] | Seamless Group Inc. [Member] | Loan Two [Member]
Loans			$ 1,300	9.8
Ronnie Hui [Member] | Seamless Group Inc. [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%		12.00%
Loans	$ 500	$ 3.6	$ 600	$ 3.6
Short-Term Debt [Member] | Seamless Group Inc. [Member]
Debt weighted average interest	14.10%		13.10%		15.50%
Short-Term Debt [Member] | Third Party [Member] | Seamless Group Inc. [Member]
Debt weighted average interest	22.60%		22.60%		22.40%
Short-Term Debt [Member] | Minimum [Member] | Third Party [Member] | Seamless Group Inc. [Member]
Debt weighted average interest	15.00%		15.00%		15.00%
Short-Term Debt [Member] | Maximum [Member] | Third Party [Member] | Seamless Group Inc. [Member]
Debt weighted average interest	24.00%		24.00%		24.00%
Long-Term Debt [Member] | Minimum [Member] | Seamless Group Inc. [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%		12.00%		2.50%
Long-Term Debt [Member] | Maximum [Member] | Seamless Group Inc. [Member]
Debt Instrument, Interest Rate, Stated Percentage	27.60%		24.00%		24.00%